Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares		Value
Common Stocks– 99.2%
Automobiles – 3.0%
Daimler AG	146,600	$8,482,210
Toyota Motor Corp	950,000	14,705,882
		23,188,092
Banks – 5.9%
Bank Negara Indonesia Persero Tbk PT	27,771,200	14,636,047
ICICI Bank Ltd	2,039,544	18,265,306
UniCredit SpA	1,339,828	12,726,106
		45,627,459
Beverages – 2.8%
Asahi Group Holdings Ltd	250,000	8,191,434
Carlsberg A/S	73,979	9,424,076
Pernod Ricard SA	22,039	4,048,112
		21,663,622
Biotechnology – 1.7%
Grifols SA (ADR)*	1,130,017	13,424,602
Building Products – 1.2%
Cie de Saint-Gobain	186,115	7,984,743
LIXIL Group Corp	57,600	1,078,461
		9,063,204
Capital Markets – 3.4%
Allfunds Group PLC	1,120,227	8,638,981
CITIC Securities Co Ltd	8,013,500	17,913,082
		26,552,063
Chemicals – 4.3%
Fertiglobe PLC	6,968,151	9,125,931
Koninklijke DSM NV	107,770	15,481,535
Shin-Etsu Chemical Co Ltd	75,000	8,458,647
		33,066,113
Commercial Services & Supplies – 1.7%
SPIE SA	628,304	13,627,583
Diversified Financial Services – 1.2%
Linklogis Inc - Class B (144A)*	9,307,000	9,204,282
Diversified Telecommunication Services – 2.6%
Saudi Telecom Co	782,418	20,249,151
Electric Utilities – 1.7%
EDP - Energias de Portugal SA	2,761,326	12,881,057
Electrical Equipment – 1.7%
Ming Yang Smart Engergy Group Ltd - Class A	2,670,513	13,488,044
Electronic Equipment, Instruments & Components – 5.2%
Hon Hai Precision Industry Co Ltd	6,289,000	23,056,000
TDK Corp	241,000	7,443,535
Wingtech Technology Co Ltd - Class A	776,439	9,874,736
		40,374,271
Food & Staples Retailing – 1.1%
Seven & i Holdings Co Ltd	215,800	8,378,436
Food Products – 1.4%
Masan Group Corp	2,257,980	10,874,812
Health Care Equipment & Supplies – 1.6%
Siemens Healthineers AG (144A)	243,528	12,373,135
Hotels, Restaurants & Leisure – 2.4%
Compass Group PLC	244,302	4,995,282
Yum China Holdings Inc	278,600	13,591,629
		18,586,911
Household Durables – 1.5%
Sony Corp	140,000	11,449,948
Household Products – 2.2%
Reckitt Benckiser Group PLC	223,473	16,781,622
Independent Power and Renewable Electricity Producers – 1.5%
EDP Renovaveis SA	487,525	11,503,870
Industrial Conglomerates – 0.8%
Hitachi Ltd	138,000	6,549,049
Information Technology Services – 0.6%
Mastercard Inc	15,897	5,015,186
Insurance – 3.2%
ASR Nederland NV	340,389	13,756,369
Tokio Marine Holdings Inc	185,300	10,794,825
		24,551,194

Shares		Value
Common Stocks– (continued)
Interactive Media & Services – 0.9%
Alphabet Inc - Class C*	1,179	$2,579,004
Z Holdings Corp	1,500,000	4,383,016
		6,962,020
Internet & Direct Marketing Retail – 4.6%
JD.Com Inc - Class A	886,728	28,568,404
MercadoLibre Inc*	10,835	6,900,486
		35,468,890
Life Sciences Tools & Services – 1.3%
ICON PLC*	23,421	5,075,331
Thermo Fisher Scientific Inc	9,004	4,891,693
		9,967,024
Machinery – 3.7%
Daimler Truck Holding AG*	287,559	7,505,495
KION Group AG	213,574	8,859,568
Outotec Oyj	870,616	6,522,459
SMC Corp/Japan	12,500	5,571,834
		28,459,356
Media – 1.8%
Informa PLC*	2,150,124	13,838,170
Metals & Mining – 3.7%
Allkem Ltd*	1,108,973	7,890,241
Anglo American PLC	332,825	11,897,168
Ivanhoe Mines Ltd*	1,492,990	8,596,003
		28,383,412
Multi-Utilities – 2.0%
RWE AG	426,318	15,670,106
Oil, Gas & Consumable Fuels – 2.1%
Total SE	306,325	16,167,135
Paper & Forest Products – 1.2%
UPM-Kymmene Oyj	305,277	9,279,413
Personal Products – 1.3%
Estee Lauder Cos Inc	20,354	5,183,553
Unilever PLC	108,312	4,916,360
		10,099,913
Pharmaceuticals – 7.7%
Bayer AG	189,945	11,288,669
Daiichi Sankyo Co Ltd	414,400	10,498,989
Euroapi SA*	429,238	6,770,625
Novo Nordisk A/S	179,815	19,946,785
Sanofi	115,368	11,645,836
		60,150,904
Professional Services – 1.5%
RELX PLC	446,368	12,076,135
Road & Rail – 1.6%
Full Truck Alliance Co (ADR)*	1,367,344	12,388,137
Semiconductor & Semiconductor Equipment – 4.2%
Renesas Electronics Corp*	705,000	6,407,674
Taiwan Semiconductor Manufacturing Co Ltd	1,618,000	25,903,673
		32,311,347
Software – 0.6%
Microsoft Corp	19,611	5,036,693
Technology Hardware, Storage & Peripherals – 2.5%
FUJIFILM Holdings Corp	84,000	4,506,502
Samsung Electronics Co Ltd	337,755	14,830,934
		19,337,436
Textiles, Apparel & Luxury Goods – 1.3%
Hugo Boss AG	192,355	10,150,043
Thrifts & Mortgage Finance – 3.2%
Housing Development Finance Corp Ltd	909,603	25,005,371
Trading Companies & Distributors – 1.3%
Mitsubishi Corp	330,000	9,820,212
Total Common Stocks (cost $791,525,562)		769,045,423
Investment Companies– 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $4,780,857)	4,780,514	4,780,992
Total Investments (total cost $796,306,419) – 99.8%		773,826,415
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,415,878
Net Assets – 100%		$775,242,293

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$118,238,444	15.3%
China	105,028,314	13.6
Germany	74,329,226	9.6
France	60,244,034	7.8
Taiwan	48,959,673	6.3
United Kingdom	47,512,242	6.1
Netherlands	46,230,399	6.0
India	43,270,677	5.6
Spain	33,567,453	4.3
Denmark	29,370,861	3.8
United States	27,487,121	3.6
Saudi Arabia	20,249,151	2.6
Finland	15,801,872	2.0
South Korea	14,830,934	1.9
Indonesia	14,636,047	1.9
Portugal	12,881,057	1.7
Italy	12,726,106	1.6
Vietnam	10,874,812	1.4
United Arab Emirates	9,125,931	1.2
Canada	8,596,003	1.1
Australia	7,890,241	1.0
Argentina	6,900,486	0.9
Ireland	5,075,331	0.7

Total	$773,826,415	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$35,708	$(347)	$135	$4,780,992

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	88,574,437	406,017,429	(489,810,662)	4,780,992

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $21,577,417, which represents 2.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$769,045,423	$-	$-
Investment Companies	-	4,780,992	-
Total Assets	$769,045,423	$4,780,992	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70243 08-22